Business developments (Details) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition
Issued shares (in shares)		2,650,747,720	2,447,747,720	2,556,011,720	2,650,747,720	2,556,011,720	2,447,747,720	2,556,011,720	2,556,011,720
Other Revenue, Other Investments		SFr 131	SFr 199	SFr 223	SFr 330	SFr 451
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200			4,399,680,200		4,399,680,200
Other Revenue, Other Investments					SFr 332	SFr 451
York Capital Management
Business Acquisition
Other Revenue, Other Investments							SFr (414)

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.